UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

The Money Market ProFund (the “ProFund”) is currently a feeder fund that invests substantially all of its investable assets in a “master fund” the Cash Management Portfolio (the “Portfolio”), as discussed in the accompanying notes. The Schedule of Investments of the Portfolio is included herein.

Notes to Schedule of Investments

March 31, 2015 (unaudited)

1.              Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio, an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. As of March 31, 2015, the value of the investment and the percentage owned by the ProFund of the Portfolio was $448,661,852 and 2.3%.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its Schedule of Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Schedule of Investments included herein provides information about the Portfolio’s valuation policy and its period-end security valuations.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 -  quoted prices in active markets for identical assets

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of March 31, 2015, the ProFund’s $448,661,852 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the quarter ended March 31, 2015.

4. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund is required to comply with money market fund reform over the next two years. As a result, the ProFund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund.

5. Subsequent Event

Effective April 1, 2015, Sungard Investor Services LLC acts as the Trust’s transfer agent.  Prior to April 1, 2015, Citi Fund Services Ohio, Inc., a wholly owned subsidiary of Citi Fund Services, Inc., acted as the Trust’s transfer agent.

The Schedule of Investments of the Portfolio as of March 31, 2015 is as follows:

Investment Portfolio	as of March 31, 2015 (Unaudited)

Cash Management Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.6%

Agricultural Bank of China Ltd.:
0.14%, 4/2/2015	50,000,000	50,000,000
0.21%, 4/2/2015	5,000,000	4,999,997
Banco del Estado de Chile:
0.22%, 4/3/2015	90,000,000	90,000,000
0.22%, 6/12/2015	30,000,000	30,000,000
0.31%, 9/2/2015	30,000,000	30,000,000
Bank of Montreal:
0.23%, 5/13/2015	150,000,000	150,000,000
0.25%, 7/15/2015	61,100,000	61,100,000
Bank of Nova Scotia, 0.26%, 8/3/2015	80,000,000	80,000,000
China Construction Bank Corp.:
0.3%, 5/1/2015	40,000,000	40,000,000
0.31%, 4/13/2015	65,000,000	65,000,000
Commonwealth Bank of Australia, 1.25%, 9/18/2015	22,140,000	22,230,021
DZ Bank AG:
0.27%, 5/7/2015	100,000,000	100,000,499
0.28%, 9/2/2015	97,000,000	97,000,000
0.33%, 9/18/2015	105,000,000	105,000,000
Fortis Bank SA, 0.08%, 4/1/2015	400,000,000	400,000,000
Industrial & Commercial Bank of China Ltd.:
0.3%, 4/6/2015	58,000,000	58,000,000
0.3%, 4/10/2015	49,000,000	49,000,000
Microsoft Corp., 1.625%, 9/25/2015	22,813,000	22,964,404
Mitsubishi UFJ Trust & Banking Corp., 0.25%, 4/9/2015	150,000,000	150,000,000
National Australia Bank Ltd.:
1.6%, 8/7/2015	1,000,000	1,004,310
144A, 2.75%, 9/28/2015	57,200,000	57,824,600
Nordea Bank Finland PLC:
0.22%, 4/2/2015	200,000,000	200,000,000
0.235%, 5/21/2015	35,000,000	35,000,000
Norinchukin Bank, 0.24%, 6/12/2015	173,000,000	173,000,000
Oversea-Chinese Banking Corp., Ltd., 0.28%, 8/3/2015	49,000,000	48,999,158
Rabobank Nederland NV:
0.27%, 7/3/2015	63,500,000	63,500,000
0.3%, 9/17/2015	117,500,000	117,500,000
Royal Bank of Canada, 0.8%, 10/30/2015	8,923,000	8,945,611
Skandinaviska Enskilda Banken AB, 0.22%, 5/22/2015	50,000,000	50,001,444
Standard Chartered Bank, 0.27%, 6/4/2015	61,500,000	61,500,000
Toronto-Dominion Bank:
0.24%, 4/16/2015	260,000,000	260,009,722
0.26%, 8/11/2015	75,000,000	75,000,000
0.295%, 7/13/2015	91,400,000	91,400,000
0.436% *, 5/1/2015	143,635,000	143,660,610
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	34,000,000	34,291,291
Total Certificates of Deposit and Bank Notes (Cost $3,026,931,667)		3,026,931,667

Commercial Paper 44.0%

Issued at Discount ** 32.8%
Agricultural Bank of China Ltd.:
0.14%, 4/2/2015	100,000,000	99,999,611
0.31%, 5/19/2015	25,000,000	24,989,667
Albion Capital Corp. SA, 0.185%, 4/21/2015	85,913,000	85,904,170
Apple, Inc.:

0.1%, 6/8/2015	100,000,000	99,981,111
0.22%, 6/17/2015	15,000,000	14,992,942
ASB Finance Ltd., 0.27%, 7/21/2015	16,550,000	16,536,222
Bank Nederlandse Gemeenten:
0.21%, 6/30/2015	2,982,000	2,980,434
0.245%, 6/2/2015	30,000,000	29,987,342
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.015%, 4/2/2015	40,000,000	39,999,883
Bedford Row Funding Corp.:
144A, 0.23%, 4/22/2015	40,000,000	39,994,633
144A, 0.3%, 6/9/2015	50,000,000	49,971,250
144A, 0.32%, 4/1/2015	35,000,000	35,000,000
144A, 0.32%, 7/23/2015	33,000,000	32,966,853
Caisse Centrale Desjardins, 0.19%, 5/20/2015	17,250,000	17,245,539
Caisse des Depots et Consignations:
144A, 0.275%, 9/10/2015	50,000,000	49,938,125
144A, 0.285%, 9/22/2015	20,500,000	20,471,761
Catholic Health Initiatives, 0.22%, 5/5/2015	11,620,000	11,617,586
CNPC Finance HK Ltd.:
144A, 0.42%, 4/2/2015	35,500,000	35,499,586
144A, 0.43%, 5/4/2015	30,000,000	29,988,175
144A, 0.43%, 5/11/2015	31,500,000	31,484,950
144A, 0.43%, 5/18/2015	50,000,000	49,971,931
Coca-Cola Co.:
0.31%, 9/16/2015	82,000,000	81,881,373
0.33%, 9/10/2015	6,500,000	6,490,348
0.34%, 11/5/2015	10,000,000	9,979,411
Collateralized Commercial Paper Co., LLC, 0.24%, 7/8/2015	35,000,000	34,977,133
Collateralized Commercial Paper II Co., LLC:
144A, 0.23%, 6/8/2015	60,000,000	59,973,933
144A, 0.24%, 6/9/2015	55,500,000	55,474,470
144A, 0.24%, 7/20/2015	110,000,000	109,919,333
144A, 0.27%, 5/6/2015	116,800,000	116,769,340
144A, 0.27%, 5/4/2015	71,500,000	71,482,304
Credit Suisse, 0.2%, 5/11/2015	100,000,000	99,977,778
DBS Bank Ltd.:
144A, 0.2%, 5/5/2015	11,101,000	11,098,903
144A, 0.25%, 7/7/2015	54,800,000	54,763,086
Dexia Credit Local:
0.24%, 5/5/2015	26,770,000	26,763,932
0.265%, 4/8/2015	35,000,000	34,998,197
0.3%, 5/29/2015	50,927,000	50,902,385
0.305%, 8/6/2015	100,000,000	99,892,403
0.31%, 5/29/2015	68,500,000	68,465,788
Erste Abwicklungsanstalt:
144A, 0.17%, 5/8/2015	46,603,000	46,594,857
144A, 0.175%, 5/6/2015	100,000,000	99,982,986
144A, 0.2%, 4/8/2015	38,175,000	38,173,515
144A, 0.26%, 8/11/2015	73,500,000	73,429,930
144A, 0.265%, 7/6/2015	100,000,000	99,929,333
144A, 0.27%, 7/31/2015	100,000,000	99,909,250
144A, 0.27%, 9/2/2015	100,000,000	99,884,500
Gotham Funding Corp., 144A, 0.17%, 4/9/2015	66,627,000	66,624,483
Hannover Funding Co., LLC:
0.16%, 4/16/2015	40,000,000	39,997,333
0.19%, 4/6/2015	28,100,000	28,099,259
0.2%, 5/27/2015	34,000,000	33,989,422
Illinois Tool Works, Inc.:
0.09%, 4/8/2015	12,436,000	12,435,782
0.09%, 4/9/2015	1,209,000	1,208,976
Johnson & Johnson:

144A, 0.075%, 4/6/2015	300,000,000	299,996,875
144A, 0.08%, 4/9/2015	75,000,000	74,998,667
144A, 0.08%, 4/14/2015	10,000,000	9,999,711
Kells Funding LLC:
144A, 0.19%, 5/4/2015	33,500,000	33,494,165
144A, 0.21%, 4/21/2015	98,819,000	98,807,471
144A, 0.21%, 4/22/2015	50,000,000	49,993,875
144A, 0.22%, 7/24/2015	100,000,000	99,930,333
144A, 0.22%, 7/27/2015	100,000,000	99,928,500
144A, 0.23%, 5/7/2015	51,000,000	50,988,270
144A, 0.25%, 6/5/2015	100,000,000	99,954,861
KFW:
144A, 0.15%, 5/21/2015	1,000,000	999,792
144A, 0.175%, 6/19/2015	7,323,000	7,320,188
Kimberly-Clark Corp.:
0.1%, 4/8/2015	1,000,000	999,981
0.11%, 4/9/2015	27,000,000	26,999,340
Macquarie Bank Ltd.:
144A, 0.18%, 4/9/2015	1,800,000	1,799,928
144A, 0.26%, 4/17/2015	50,000,000	49,994,222
Manhattan Asset Funding Co., LLC:
144A, 0.18%, 4/7/2015	33,364,000	33,362,999
144A, 0.2%, 4/7/2015	4,165,000	4,164,861
MetLife Short Term Funding LLC:
144A, 0.15%, 4/28/2015	17,000,000	16,998,088
144A, 0.16%, 5/11/2015	63,270,000	63,258,752
144A, 0.23%, 7/15/2015	78,000,000	77,947,675
144A, 0.24%, 9/14/2015	30,500,000	30,466,247
Microsoft Corp., 0.08%, 4/1/2015	85,000,000	85,000,000
Nederlandse Waterschapsbank NV:
0.28%, 7/9/2015	90,000,000	89,930,700
0.295%, 9/14/2015	74,000,000	73,899,340
New York Life Capital Corp.:
144A, 0.1%, 4/24/2015	7,715,000	7,714,507
144A, 0.12%, 5/4/2015	4,038,000	4,037,556
Nordea Bank AB:
0.185%, 5/4/2015	16,487,000	16,484,204
0.225%, 4/1/2015	25,500,000	25,500,000
0.275%, 8/25/2015	100,000,000	99,888,472
NRW.Bank, 0.28%, 8/7/2015	900,000	899,104
Old Line Funding LLC:
144A, 0.25%, 5/26/2015	950,000	949,637
144A, 0.25%, 5/29/2015	50,000,000	49,979,856
144A, 0.25%, 6/2/2015	50,000,000	49,978,499
144A, 0.3%, 9/25/2015	50,000,000	49,926,250
Pepsico, Inc.:
0.09%, 4/21/2015	50,000,000	49,997,500
0.09%, 5/12/2015	50,000,000	49,994,875
0.1%, 5/15/2015	5,000,000	4,999,389
0.11%, 5/12/2015	30,000,000	29,996,242
Proctor & Gamble Co., 0.12%, 4/14/2015	100,000,000	99,995,667
PSP Capital, Inc.:
0.19%, 4/17/2015	13,998,000	13,996,818
0.325%, 10/13/2015	20,000,000	19,965,333
QUALCOMM, Inc., 0.12%, 6/9/2015	84,522,000	84,502,560
Regency Markets No. 1 LLC:
144A, 0.15%, 4/17/2015	18,402,000	18,400,773
144A, 0.15%, 4/20/2015	50,000,000	49,996,042
Sinopec Century Bright Capital Investment Ltd.:
0.38%, 4/2/2015	50,000,000	49,999,444

0.4%, 4/13/2015	58,000,000	57,992,267
0.41%, 5/15/2015	45,000,000	44,977,450
0.42%, 4/8/2015	20,000,000	19,998,367
Standard Chartered Bank:
0.26%, 4/6/2015	132,500,000	132,495,215
0.27%, 7/6/2015	138,000,000	137,900,640
0.32%, 6/8/2015	112,000,000	111,932,302
Sumitomo Mitsui Banking Corp.:
0.24%, 6/3/2015	50,000,000	49,979,000
0.24%, 6/4/2015	100,000,000	99,957,333
Svenska Handelsbanken AB:
0.2%, 7/22/2015	37,500,000	37,476,667
0.25%, 8/4/2015	24,000,000	23,979,167
Thunder Bay Funding LLC:
144A, 0.27%, 6/10/2015	100,000,000	99,947,500
144A, 0.28%, 6/15/2015	50,000,000	49,970,829
Toronto-Dominion Holdings (U.S.A.), Inc.:
0.18%, 7/20/2015	19,982,000	19,971,010
0.28%, 6/5/2015	56,500,000	56,471,436
Toyota Motor Credit Corp., 0.18%, 6/12/2015	100,000,000	99,964,000
United Overseas Bank Ltd.:
0.27%, 9/14/2015	76,540,000	76,444,708
0.32%, 8/7/2015	60,000,000	59,931,733
USAA Capital Corp., 0.08%, 4/2/2015	48,104,000	48,103,893
Victory Receivables Corp.:
144A, 0.17%, 4/21/2015	25,398,000	25,395,601
144A, 0.18%, 4/28/2015	50,000,000	49,993,250
Walt Disney Co.:
0.09%, 5/1/2015	35,000,000	34,997,375
0.09%, 5/18/2015	45,500,000	45,494,654
Westpac Banking Corp., 0.23%, 5/27/2015	17,000,000	16,993,918
Westpac Securities NZ Ltd., 0.205%, 6/5/2015	50,000,000	49,981,493
Working Capital Management Co.:
144A, 0.17%, 4/22/2015	4,852,000	4,851,519
144A, 0.19%, 4/28/2015	50,000,000	49,992,875
144A, 0.19%, 4/29/2015	40,000,000	39,994,089
		6,357,217,374
Issued at Par 11.2%
ASB Finance Ltd., 144A, 0.265% *, 6/16/2015	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd.:
144A, 0.258% *, 4/30/2015	40,000,000	39,999,838
144A, 0.353% *, 8/18/2015	120,700,000	120,700,000
Bank Nederlandse Gemeenten, 144A, 0.274% *, 2/25/2016	100,000,000	100,000,000
Bank of Montreal, 0.275% *, 10/9/2015	210,000,000	210,000,000
Bedford Row Funding Corp.:
144A, 0.252%, 7/2/2015	45,000,000	45,000,000
144A, 0.253% *, 6/26/2015	50,000,000	50,000,000
BNZ International Funding Ltd., 144A, 0.265% *, 6/10/2015	20,000,000	20,000,000
Canadian Imperial Bank of Commerce, 0.256% *, 5/8/2015	50,000,000	50,000,000
Fairway Finance LLC, 144A, 0.245% *, 9/8/2015	75,000,000	75,000,000
General Electric Capital Corp.:
0.247% *, 8/11/2015	150,000,000	150,000,000
0.483% *, 1/14/2016	20,500,000	20,531,382
HSBC Bank PLC, 144A, 0.304% *, 12/23/2015	190,000,000	190,000,000
National Australia Bank Ltd., 144A, 0.275% *, 10/8/2015	180,000,000	180,000,000
Nederlandse Waterschapsbank NV, 144A, 0.245% *, 7/9/2015	5,000,000	5,000,000
Old Line Funding LLC, 144A, 0.273% *, 10/23/2015	100,000,000	100,000,000
Royal Bank of Canada:
0.263% *, 9/3/2015	136,500,000	136,494,488

0.285% *, 12/10/2015	50,000,000	50,000,000
Wells Fargo Bank NA:
0.3% *, 9/9/2015	75,000,000	75,000,000
0.3% *, 12/10/2015	110,000,000	110,000,000
Westpac Banking Corp.:
144A, 0.276% *, 10/13/2015	138,000,000	138,000,000
144A, 0.283% *, 3/18/2016	200,000,000	200,000,000
		2,165,725,708
Total Commercial Paper (Cost $8,522,943,082)		8,522,943,082

Government & Agency Obligations 6.4%

Other Government Related 0.0%
International Bank for Reconstruction & Development, 0.2% *, 6/17/2015	5,000,000	5,000,307
		5,000,307
U.S. Government Sponsored Agencies 5.0%
Federal Farm Credit Bank:
0.1% **, 5/13/2015	12,500,000	12,498,542
0.153% *, 3/3/2016	35,000,000	35,000,000
0.3%, 8/17/2015	9,500,000	9,503,837
Federal Home Loan Bank:
0.085% **, 8/3/2015	25,000,000	24,992,681
0.125%, 9/2/2015	10,000,000	9,996,516
0.14%, 8/5/2015	31,200,000	31,194,313
0.16% **, 11/9/2015	35,000,000	34,965,467
0.16% **, 11/16/2015	25,000,000	24,974,555
0.19%, 9/1/2015	55,000,000	54,996,981
0.19%, 9/3/2015	27,500,000	27,497,932
0.2%, 9/17/2015	64,125,000	64,119,656
0.21%, 10/13/2015	40,000,000	39,994,000
0.236% **, 1/29/2016	104,000,000	103,794,300
0.25%, 10/2/2015	64,600,000	64,600,000
0.301% **, 3/8/2016	25,000,000	24,928,749
Federal Home Loan Mortgage Corp.:
0.064% **, 4/6/2015	36,667,000	36,666,674
0.08% **, 7/27/2015	50,000,000	49,987,000
0.095% **, 4/16/2015	35,800,000	35,798,583
0.095% **, 4/21/2015	25,000,000	24,998,680
0.1% **, 5/20/2015	20,000,000	19,997,278
0.12% **, 6/1/2015	26,500,000	26,494,612
0.251% **, 12/7/2015	32,223,000	32,167,058
Federal National Mortgage Association:
0.09% **, 7/2/2015	38,000,000	37,991,260
0.095% **, 4/16/2015	12,500,000	12,499,505
0.1% **, 5/21/2015	20,000,000	19,997,222
0.11% **, 5/18/2015	50,000,000	49,992,819
0.16% **, 8/3/2015	20,000,000	19,988,978
0.19% **, 12/14/2015	33,500,000	33,454,561
		963,091,759
U.S. Treasury Obligations 1.4%
U.S. Treasury Bill, 0.23% **, 3/3/2016	200,000,000	199,567,517
U.S. Treasury Floating Rate Note, 0.105% *, 7/31/2016	65,610,000	65,610,000
		265,177,517
Total Government & Agency Obligations (Cost $1,233,269,583)		1,233,269,583

Short-Term Notes * 7.6%

Banco del Estado de Chile, 0.255%, 5/14/2015	58,000,000	58,000,000
Bank of Nova Scotia, 0.555%, 12/31/2015	111,000,000	111,193,057

Canadian Imperial Bank of Commerce, 0.36%, 8/18/2015	176,750,000	176,750,000
Commonwealth Bank of Australia, 144A, 0.262%, 7/10/2015	180,000,000	180,000,000
JPMorgan Chase Bank NA, 0.377%, 4/22/2016	164,250,000	164,250,000
Rabobank Nederland NV:
0.302%, 4/10/2015	59,500,000	59,500,000
0.306%, 7/6/2015	136,500,000	136,500,000
0.312%, 6/1/2015	70,000,000	70,000,000
Svenska Handelsbanken AB, 144A, 0.376%, 10/2/2015	168,000,000	168,000,000
Wells Fargo Bank NA, 0.288%, 6/16/2015	125,000,000	125,000,000
Westpac Banking Corp.:
0.255%, 5/11/2015	110,000,000	110,000,000
0.262%, 5/4/2015	125,000,000	125,000,000
Total Short-Term Notes (Cost $1,484,193,057)		1,484,193,057

Time Deposits 14.0%

Australia & New Zealand Banking Group Ltd.:
0.05%, 4/1/2015	200,000,000	200,000,000
0.09%, 4/1/2015	360,000,000	360,000,000
Bank of Scotland PLC, 0.06%, 4/1/2015	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.04%, 4/1/2015	600,000,000	600,000,000
Canadian Imperial Bank of Commerce, 0.02%, 4/1/2015	222,000,000	222,000,000
Credit Agricole Corporate & Investment Bank, 0.04%, 4/1/2015	20,846,449	20,846,449
Fortis Bank SA, 0.03%, 4/1/2015	205,000,000	205,000,000
Standard Chartered Bank:
0.03%, 4/1/2015	225,000,000	225,000,000
0.05%, 4/1/2015	81,000,000	81,000,000
Svenska Handelsbanken AB, 0.05%, 4/2/2015	600,000,000	600,000,000
Total Time Deposits (Cost $2,713,846,449)		2,713,846,449

Municipal Bonds and Notes 2.1%

Chicago, IL:
144A, TECP, 0.1%, 11/30/2015, LOC: Wells Fargo Bank NA	11,500,000	11,499,636
144A, TECP, 0.15%, 4/2/2015, LOC: Wells Fargo Bank NA	18,530,000	18,529,923
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.11% ***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.11% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,520,000	15,520,000
Michigan, Finance Authority, School Loan:
Series B, 0.12% ***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.13% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RIB Floater Trust, Series 2014-6UE, 144A, 0.19% ***, 6/1/2015, LOC: Barclays Bank PLC	70,075,000	70,075,000
Michigan, State Finance Authority Revenue, School Loan Revolving Fund, Series A, 144A, 0.1% ***, 9/1/2053, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.11% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.13% ***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.13% ***, 11/1/2039, LOC: Bank of America NA	9,750,000	9,750,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.14% ***, 5/1/2048, LOC: Bank of China	50,460,000	50,460,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.1% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 144A, 0.09% ***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.16% ***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.13% ***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000

Vermont Economic Development Authority, TECP, 0.2%, 5/7/2015, LOC: JPMorgan Chase Bank NA	75,000,000	75,000,000
Total Municipal Bonds and Notes (Cost $417,858,559)		417,858,559

Closed-End Investment Company 0.2%

Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.11% ***, 5/1/2041, LIQ: Barclays Bank PLC (Cost $40,000,000)	40,000,000	40,000,000

Repurchase Agreements 6.7%

BNP Paribas, 0.18%, dated 1/21/2015, to be repurchased at $200,104,000 on 5/5/2015 (a) (b)	200,000,000	200,000,000
JPMorgan Securities, Inc., 0.407%, dated 2/13/2015, to be repurchased at $152,736,259 on 6/30/2015 (a) (c)	152,500,000	152,500,000
JPMorgan Securities, Inc., 0.456%, dated 7/3/2014, to be repurchased at $359,640,109 on 6/30/2015 (a) (d)	358,000,000	358,000,000
Wells Fargo Securities LLC, 0.15%, dated 3/31/2015, to be repurchased at $448,001,867 on 4/1/2015 (a) (e)	448,000,000	448,000,000
Wells Fargo Securities LLC, 0.4%, dated 2/2/2015, to be repurchased at $134,131,022 on 5/1/2015 (a) (f)	134,000,000	134,000,000
Total Repurchase Agreements (Cost $1,292,500,000)		1,292,500,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $18,731,542,397) †	96.6	18,731,542,397
Other Assets and Liabilities, Net	3.4	656,912,590
Net Assets	100.0	19,388,454,987

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*                                         Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

**                                  Annualized yield at time of purchase; not a coupon rate.

***                           Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2015.

†                                         The cost for federal income tax purposes was $18,731,542,397.

(a)                                 Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of  March 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,270,690	AbbVie, Inc.	1.2	11/6/2015	1,278,661
2,574,145	Actavis Funding SCS	3.45	3/15/2022	2,621,589
10,000,000	Amazon.com, Inc.	3.8	12/5/2024	10,609,644
142,416	AmerisourceBergen Corp.	3.5	11/15/2021	151,921
3,136,873	Banco BTG Pactual SA	4.875	7/8/2016	3,225,457
701,934	Bank of America Corp.	4.25	10/22/2026	732,707
1,548,168	BBVA Banco Continental SA	3.25	4/8/2018	1,621,115
3,558,659	Berkshire Hathaway Energy Co.	8.48	9/15/2028	5,442,040
171,000	Berkshire Hathaway Finance Corp.	2.0	8/15/2018	175,514
24,146	BlackRock, Inc.	4.25	5/24/2021	27,349
1,615,510	BNP Paribas SA	2.375	9/14/2017	1,647,144
13,233,583	Canadian Imperial Bank of Commerce	2.75	1/27/2016	13,536,750
36,873	Carmax Auto Owner Trust	1.73	2/18/2020	37,164
49,663,983	Cent CLO Ltd.	1.583	10/29/2025	49,389,122
5,000,000	Cielo SA	3.75	11/16/2022	4,750,813
4,655,840	Citigroup, Inc.	2.4-3.875	2/18/2020-10/25/2023	4,964,211
1,899,046	CME Group, Inc.	3.0	3/15/2025	1,914,150
20,000,000	Denali Capital CLO X Ltd.	1.406	4/28/2025	19,729,576
732,975	EQT Corp.	4.875	11/15/2021	782,866
185,000	Ford Motor Co.	7.7	5/15/2097	254,889
2,341,424	Ford Motor Credit Co., LLC	2.75	5/15/2015	2,371,438
10,252,000	The Goldman Sachs Group, Inc.	0.657	7/22/2015	10,267,364
6,735,712	Intesa Sanpaolo SpA	3.125-3.625	8/12/2015-1/15/2016	6,854,468
3,515,407	Landmark VIII CLO Ltd.	0.635	10/19/2020	3,466,399
166,416	Massachusetts Institute of Technology	4.678	7/1/2114	199,653
174,989	MDC-GMTN BV	3.25	4/28/2022	183,676
5,241,565	Mexichem SAB de CV	4.875	9/19/2022	5,485,953
1	National Oilwell Varco, Inc.	3.95	12/1/2042	1
111,593	NextEra Energy Capital Holdings, Inc.	7.875	12/15/2015	119,641
124,179	Oracle Corp.	4.5	7/8/2044	139,102
33,742,425	OZLM VII Ltd.	1.677	7/17/2026	33,653,559
4,725,083	Petroleos Mexicanos	5.5-6.625	1/21/2021-6/15/2035	5,262,338
2,524,898	Saranac CLO I Ltd.	1.736	10/26/2024	2,518,176
8,230,100	State Grid Overseas Investment 2014 Ltd.	2.75-4.125	5/7/2019-5/7/2024	8,463,271
65,019	Swedbank Hypotek AB	1.375	3/28/2018	65,020
1,624,809	Telefonica Emisiones SAU	5.134	4/27/2020	1,866,210
1	Temasek Financial I Ltd.	4.3	10/25/2019	1
1,000	Teva Pharmaceutical Finance Co. BV	3.65	11/10/2021	1,065
2,598,431	Verizon Communications, Inc.	2.021-5.15	9/14/2018-9/15/2023	2,841,472
701,000	Volkswagen Group of America Finance LLC	1.6	11/20/2017	710,528
Total Collateral Value				207,362,017

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
728	Access Group, Inc.	0.862	2/22/2044	673
510,000	Capital One Multi-Asset Execution Trust	0.825	5/15/2028	495,789
10,306,021	Countrywide Asset-Backed Certificates	1.074	10/25/2047	9,167,405
1,463,261	Countrywide Home Equity Loan Trust	0.305	11/15/2036	1,280,622
6,928,755	CWHEQ Revolving Home Equity Loan Trust	0.322-0.362	7/15/2035-7/15/2036	6,281,616
2,000,000	Dryden Leveraged Loan CDO	0.976	4/12/2020	1,955,728
7,100,777	GMACM Home Equity Notes Variable Funding Trust	0.924	2/25/2031	6,968,350
7,137,592	Home Equity Mortgage Loan Asset-Backed Trust	0.334	7/25/2037	6,310,769
8,046,917	Mastr Asset Backed Securities Trust	0.474	5/25/2037	7,208,441
5,307,060	MERIT Securities Corp.	7.847	12/28/2033	5,809,393
14,057,648	Nomura Asset Acceptance Corp. Alternative Loan Trust	6.138	3/25/2047	14,091,900
416,705	Northstar Education Finance, Inc.	0.812	11/28/2035	410,307
33,902,458	Option One Mortgage Loan Trust	5.52-6.102	3/25/2037	31,272,433
4,870,000	Santander Drive Auto Receivables Trust	2.73	10/15/2019	4,911,310
53,107,187	SLM Private Credit Student Loan Trust	0.571-0.741	9/15/2033-6/15/2039	48,957,207
950,000	World Financial Network Credit Card Master Trust	3.34	4/17/2023	984,535
12,675,325	Wrightwood Capital Real Estate CDO Ltd.	0.582	11/21/2040	12,494,027
Total Collateral Value				158,600,505

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,442,161	Aberdeen Loan Funding Ltd.	0.905	11/1/2018	35,239,503
28,341,095	Access Group, Inc.	0.516-0.656	4/25/2029-7/25/2034	28,241,338
1,000,000	Adams Mill CLO Ltd.	1.683	7/15/2026	993,556
65,000	AmeriCredit Automobile Receivables Trust	2.38	6/10/2019	65,905
2,717,265	ARI Fleet Lease Trust	0.482	1/15/2021	2,803,523
11,313,000	Asset Backed Securities Corp. Home Equity Loan Trust	1.119	5/25/2035	10,629,766
514,601	BankAmerica Manufactured Housing Contract Trust	6.8	1/10/2028	519,801
617,449	Bear Stearns Structured Products Trust	1.174	3/25/2037	604,445
20,119,684	Black Diamond CLO Luxembourg SA	0.503	4/29/2019	19,782,798
1,640,000	BlueMountain CLO Ltd.	3.005	4/30/2026	1,599,258
16,872,917	CAL Funding II Ltd.	3.47	10/25/2027	16,967,910
1	Carlyle High Yield Partners X Ltd.	0.49	4/19/2022	1
13,759	Chase Funding Trust	0.754	11/25/2034	12,664
535,000	Chase Issuance Trust	0.59	8/15/2017	535,392
1,108,453	Citigroup Mortgage Loan Trust, Inc.	0.819	8/25/2035	1,097,478
5,000,000	Clydesdale CLO Ltd.	0.637	12/19/2018	4,850,883
7,625,000	College Loan Corp Trust I	5.448	1/25/2047	195,359
3,160,822	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	3,392,464
11,586,454	Conseco Financial Corp.	7.25-8.1	1/15/2026-9/15/2026	12,131,665
7,060,000	DT Auto Owner Trust	7.0	3/15/2019	5,759,200
3,026,865	GCO Education Loan Funding Trust	0.392	5/25/2025	2,990,714
13,620,417	Global SC Finance II SRL	2.98	4/17/2028	13,660,557
59,498	Home Loan Trust	6.01	2/25/2036	59,997
8,000,000	Hyundai Auto Receivables Trust	1.35	6/17/2019	8,039,388
29,500,000	Invitation Homes Trust	2.273-2.68	6/17/2031-12/17/2031	29,674,677
365,444,893	JPMorgan Chase Commercial Mortgage Securities Trust	0.195-7.693	12/5/2027-12/12/2044	8,695,557
41,096,289	Keycorp Student Loan Trust	0.496-0.566	7/25/2029-10/27/2042	39,001,888
6,649,195	LA Arena Funding LLC	7.656	12/15/2026	7,533,139
343,224	Morgan Stanley ABS Capital I, Inc. Trust	0.794	12/25/2034	338,691
6,108,000	Morgan Stanley Capital I Trust	5.569	12/15/2044	6,553,456
5,626,000	Nelnet Student Loan Trust	0.376	4/25/2031	5,520,319
10,405,812	NewStar Commercial Loan Trust	0.502	9/30/2022	10,245,415
10,624,148	Northstar Education Finance, Inc.	0.472-1.007	5/28/2026-10/30/2045	10,786,975
1,726,288	N-Star REL CDO IV Ltd.	0.626	7/27/2040	1,720,723
465,082	Sierra Timeshare 2011-3 Receivables Funding LLC	3.37	7/20/2028	476,112
2,000,000	Silver Bay Realty 2014-1 Trust	2.223	9/17/2031	2,005,910
8,673,937	SLM Private Credit Student Loan Trust	0.661-1.021	9/15/2020-6/15/2032	8,319,620
9,294,042	SLM Student Loan Trust	0.356-0.471	3/15/2019-10/27/2025	9,268,436
42,738,313	Stone Tower CLO VI Ltd.	0.494	4/17/2021	42,449,782
660,234	SVO VOI Mortgage Corp.	5.81	12/20/2028	663,804
5,791,666	TAL Advantage V LLC	2.83-3.51	2/22/2038-2/22/2039	5,824,266
125,318,253	WFRBS Commercial Mortgage Trust	1.568	6/15/2045	10,714,409
1,250,000	WhiteHorse VIII Ltd.	1.755	5/1/2026	1,248,171
Total Collateral Value				371,214,915

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
339,794,290	Federal Home Loan Mortgage Corp.	3.5	2/1/2045	357,000,001
1,890,758	Federal National Mortgage Association	2.818-3.276	5/1/2036-10/1/2044	1,983,235
19,984,977	Government National Mortgage Association	2.5-7.0	5/15/2027-3/20/2044	21,290,153
16,507,400	U.S. Treasury Inflation Indexed Bond	2.0	1/15/2016	20,013,169
55,483,200	U.S. Treasury Notes	0.75-2.125	3/31/2018-1/31/2021	56,673,479
Total Collateral Value				456,960,037

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
279,086,320	FHLMC Multifamily Structured Pass Through Certificates	0.559-1.179	4/25/2020-10/25/2024	12,513,999
17,331,000	FREMF Mortgage Trust	5.194-5.239	9/25/2043-9/25/2045	19,477,127
7,114,528	Highwoods Realty LP	3.2	6/15/2021	7,299,806
11,053,000	Hiland Partners LP	7.25	10/1/2020	12,310,279
11,901,000	JPMorgan Chase & Co.	3.625	5/13/2024	12,508,973
11,386,000	KeyBank NA	5.45	3/3/2016	11,881,999
10,366,000	Kinder Morgan, Inc.	7.25	6/1/2018	11,998,403
11,920,000	Plains All American Pipeline LP	4.7	6/15/2044	12,317,744
2,009,966	Reinsurance Group of America, Inc.	5.0	6/1/2021	2,276,199
11,848,000	Shell International Finance BV	1.9	8/10/2018	12,061,758
12,144,000	Total Capital SA	2.125	8/10/2018	12,425,989
11,763,000	Toyota Motor Credit Corp.	2.125	7/18/2019	11,978,722
Total Collateral Value				139,050,998

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(g)	$—	$17,399,042,397	$—	$17,399,042,397
Closed-End Investment Company		40,000,000		40,000,000
Repurchase Agreements	$—	1,292,500,000	$—	1,292,500,000
Total	$—	$18,731,542,397	$—	$18,731,542,397

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.

(g)                                 See Investment Portfolio for additional detailed categorizations.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	May 28, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	May 22, 2015